RELATED PARTY TRANSACTIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) member	Dec. 31, 2016 USD ($) member	Dec. 31, 2015 USD ($) member
Disclosure of transactions between related parties [line items]
Number of members of senior management | member	5	5	5
Short-term benefits including employee salaries and bonuses and director retainer and committee fees	$ 4,099	$ 4,842	$ 3,378
Post-employment and other long-term benefits	295	305	311
Share-based compensation expense	1,619	5,195	2,121
Termination benefits	0	0	(405)
Total remuneration	$ 6,013	$ 10,342	$ 5,405